Capital assets - Carrying Balance and Depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Capital assets [Line Items]
Depreciation	$ 23,906	$ 23,164
Balance	49,016	67,528
Office space
Disclosure of Capital assets [Line Items]
Depreciation	8,115	8,328
Balance	25,893	31,199
Gas processing facilities
Disclosure of Capital assets [Line Items]
Depreciation	7,691	7,691
Balance	6,326	13,415
Oil storage facilities
Disclosure of Capital assets [Line Items]
Depreciation	2,667	2,429
Balance	7,037	8,970
Vehicles and equipment
Disclosure of Capital assets [Line Items]
Depreciation	5,433	4,716
Balance	$ 9,760	$ 13,944